Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,090,154.06
Previously Paid Amount	0.00
Total Fee Amount	150.55
Total Offset Amount	0.00
Net Fee	$ 150.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A